Tax - Other (Details) - GBP (£) £ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax:
Deferred tax asset		£ 1,195	£ 901
Deferred tax liabilities		£ 359	£ 291
UK corporation tax		19.00%	19.00%	19.00%
Deferred tax expense (income) recognised in profit or loss		£ (9)	£ (31)
Deferred tax expense (income) recognised in other comprehensive income		(224)	163
UK tax rate change impact		(165)	(75)
Deferred tax assets that have not been recognised		5,437	4,965	£ 4,653
Tax losses and other temporary differences for which no deferred tax asset has been recognised		24,699	25,091	23,555
Deferred tax liabilities not recognised		302	242	262
Expected future taxation from unrecognised deferred tax liabilities		0
Temporary differences associated with investments in subsidiaries and branches		1,032	1,021	1,074
Underlying temporary differences in respect of retained earnings of overseas subsidiaries and held-over gains on the incorporation of certain overseas branches		1,032	1,021	£ 1,074
Forecast
Deferred tax:
UK corporation tax	25.00%
within 5 years
Deferred tax:
Tax losses and other temporary differences for which no deferred tax asset has been recognised		77
After 5 years
Deferred tax:
Tax losses and other temporary differences for which no deferred tax asset has been recognised		4,288
Total losses carried forward
Deferred tax:
Deferred tax asset		899	905
Deferred tax expense (income) recognised in profit or loss		£ (1)	46
Country of domicile
Deferred tax:
Limit of offset of losses carried forward (as a percent)		25.00%
Banking surcharge rate		8.00%
UK corporation tax		19.00%
Country of domicile | Forecast
Deferred tax:
Banking surcharge rate	3.00%
UK corporation tax	25.00%
Country of domicile | Total losses carried forward
Deferred tax:
Deferred tax asset		£ 840	862
Country of domicile | Effect of future tax rate change on recognised deferred tax [Member]
Deferred tax:
Increase (decrease) in deferred tax liability (asset)		(163)
Deferred tax expense (income) recognised in profit or loss		(165)
Deferred tax expense (income) recognised in other comprehensive income		2
NatWest Markets Plc | Total losses carried forward
Deferred tax:
Deferred tax asset		56	62
Increase (decrease) in deferred tax liability (asset)		13
Tax losses carried forward		254
NatWest Markets Plc | Effect of future tax rate change on recognised deferred tax [Member]
Deferred tax:
UK tax rate change impact		7
National Westminster Bank Plc | Total losses carried forward
Deferred tax:
Deferred tax asset		608
Tax losses carried forward		2,610
RBS plc | Total losses carried forward
Deferred tax:
Deferred tax asset		176	200
Tax losses carried forward		3,979
Tax losses for which deferred tax assets are recognised		722
UBIDAC
Deferred tax:
Increase (decrease) in deferred tax liability (asset)		32
UBIDAC | Total losses carried forward
Deferred tax:
Deferred tax asset		11	£ 43
Tax losses for which deferred tax assets are recognised		88
NWM N.V. | Total losses carried forward
Deferred tax:
Deferred tax asset		48
Tax losses carried forward		187
NWM N.V. | Total tax credits carryforward
Deferred tax:
Tax losses carried forward		£ 2,785